United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: Quarter ended 09/30/2012

Item 1. Schedule of Investments

High Yield Bond Portfolio
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—95.9%
		Aerospace/Defense—1.2%
$3,025,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$2,541,000
4,125,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	4,300,312
1,950,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	2,067,000
5,688,614	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	6,058,374
2,975,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	3,138,625
9,675,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	10,739,250
		TOTAL	28,844,561
		Automotive—6.4%
5,625,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	5,681,250
1,911,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	2,075,824
3,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,663,500
1,075,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	1,093,813
6,875,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	7,614,062
2,300,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	2,438,000
2,375,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	2,529,375
6,525,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	6,981,750
1,700,000	[1,2]	Continental Rubber of America, Sr. Unsecd. Note, Series 144A, 4.50%, 9/15/2019	1,740,800
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,295,625
9,500,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	8,276,875
1,775,000		Ford Motor Credit Co., 4.25%, 2/3/2017	1,888,705
2,450,000		Ford Motor Credit Co., 5.875%, 8/2/2021	2,777,271
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,255,250
2,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,900,265
2,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	2,352,751
5,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	6,503,778
1,825,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,186,394
1,725,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	2,174,078
5,150,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	5,497,625
8,375,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	8,081,875
8,700,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	9,515,625
7,175,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	6,708,625
4,975,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	5,522,250
8,775,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	9,871,875
4,875,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	5,289,375
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,785,000
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	464,313
4,429,000		Tomkins LLC/Tomkins Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	4,960,480
5,425,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	5,872,562
12,850,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	12,850,000
		TOTAL	149,848,971
		Building Materials—3.1%
3,975,000		Anixter International, Inc., 5.625%, 5/1/2019	4,173,750
1,875,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	2,057,812
1,525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,677,500
4,100,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	4,458,750

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Building Materials—continued
$6,325,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	$6,886,344
7,250,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	7,685,000
8,625,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	8,711,250
3,725,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	4,134,750
6,950,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	7,436,500
1,275,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 9.375%, 4/15/2017	1,284,562
8,325,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	8,730,844
7,425,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,675,594
5,900,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,460,500
		TOTAL	71,373,156
		Chemicals—2.8%
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,238,750
10,925,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	10,597,250
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,466,500
3,900,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	3,500,250
7,100,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	7,153,250
3,075,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,490,125
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,811,375
5,175,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	5,239,687
4,475,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	3,266,750
7,300,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	7,409,500
4,424,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	4,855,340
2,025,000		Rockwood Specialties Group, Inc., Sr. Unsecd. Note, 4.625%, 10/15/2020	2,062,969
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,375,387
		TOTAL	66,467,133
		Construction Machinery—0.7%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,102,500
3,625,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	4,150,625
650,000	[1,2]	United Rentals, Inc., Sr. Secd. Note, Series 144A, 5.75%, 7/15/2018	688,188
7,300,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	7,847,500
925,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	996,688
1,175,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 4/15/2022	1,289,562
		TOTAL	16,075,063
		Consumer Products—3.9%
4,775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	4,763,063
5,950,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	6,470,625
7,525,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,653,750
5,950,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	6,426,000
4,050,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	4,475,250
3,225,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	3,612,000
1,884,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,062,980
8,625,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	8,765,156
6,075,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	6,257,250
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,340,000
1,300,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,088,750
7,175,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	7,641,375
8,075,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	8,381,850
350,000	[1,2]	Spectrum Brands Holdings, Inc., 9.50%, 6/15/2018	396,375
5,625,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	5,828,906

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Products—continued
$12,850,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	$12,785,750
2,050,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	2,121,750
		TOTAL	92,070,830
		Energy—7.8%
5,300,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	1,033,500
6,275,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	6,369,125
2,875,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	2,961,250
4,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	4,309,312
750,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	802,500
3,000,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	3,375,000
6,125,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	6,951,875
1,825,000	[1,2]	Chaparral Energy Inc., Series 144A, 7.625%, 11/15/2022	1,925,375
2,025,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	2,146,500
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,571,875
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,393,719
5,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	5,194,406
3,475,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	3,353,375
1,750,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,898,750
2,275,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	2,354,625
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	6,061,641
4,850,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	4,898,500
2,975,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	3,205,563
2,275,000		Concho Resources, Inc., 5.50%, 4/1/2023	2,380,219
3,525,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	3,965,625
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,400,750
842,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	953,565
1,800,000	[1,2]	EP Energy LLC., Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	1,928,250
7,200,000	[1,2]	EP Energy LLC., Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	7,857,000
2,200,000		Energy XXI Gulf Coast Inc., 7.75%, 6/15/2019	2,343,000
5,150,000		Energy XXI Gulf Coast Inc., 9.25%, 12/15/2017	5,806,625
6,500,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	6,337,500
8,700,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	8,645,625
8,025,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	8,004,937
5,300,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	5,432,500
3,375,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	3,585,937
6,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	7,617,500
2,950,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	2,640,250
3,150,000		Oasis Petroleum Inc., 6.875%, 1/15/2023	3,354,750
4,850,000		Oasis Petroleum Inc., Company Guarantee, 6.50%, 11/1/2021	5,141,000
2,225,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	2,216,656
5,650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	5,946,625
2,700,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,754,000
2,050,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	2,075,625
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,140,000
1,550,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,604,250
1,475,000	[1,2]	Sandridge Energy, Inc., Series 144A, 7.50%, 2/15/2023	1,522,938
7,600,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	8,103,500
1,425,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	1,581,750
1,525,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,639,375

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$1,675,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	$1,721,063
2,800,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	2,824,500
5,825,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	6,378,375
		TOTAL	182,710,581
		Entertainment—0.8%
6,675,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	7,617,844
6,675,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,442,625
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	894,000
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,700,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,895,500
		TOTAL	17,849,969
		Environmental—0.2%
3,525,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	3,604,313
		Financial Institutions—4.3%
5,400,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	6,216,750
2,555,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,991,905
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	4,171,250
10,500,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	11,655,000
3,550,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	3,853,788
2,775,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	2,904,029
1,825,000		CIT Group, Inc., 5.00%, 5/15/2017	1,957,312
9,625,000		CIT Group, Inc., 5.25%, 3/15/2018	10,370,937
725,000		CIT Group, Inc., 5.375%, 5/15/2020	788,438
1,850,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	1,937,875
2,150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,451,000
2,075,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,164,242
5,000,000		International Lease Finance Corp., 5.875%, 8/15/2022	5,176,065
1,900,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,982,008
2,325,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	2,511,000
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,311,750
4,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	4,912,750
12,800,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	15,040,000
1,025,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	1,214,625
2,600,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,795,000
2,825,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	3,022,750
10,575,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	10,575,000
		TOTAL	100,003,474
		Food & Beverage—4.1%
7,125,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	7,321,009
8,225,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	8,430,707
3,000,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	3,255,000
1,525,000		Constellation Brands, Inc., 4.625%, 3/1/2023	1,563,125
925,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	1,057,969
9,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	9,792,125
6,475,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	7,413,875
12,550,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	12,973,562
13,750,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	15,400,000
1,600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	1,742,000
5,104,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	5,244,360

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Food & Beverage—continued
$5,050,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	$5,252,000
2,825,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,192,250
12,400,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	12,989,000
		TOTAL	95,626,982
		Gaming—3.8%
6,600,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	6,880,500
5,991,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	6,260,595
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	3,159,000
1,925,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,944,250
13,150,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	14,202,000
1,775,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	1,779,438
7,050,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	7,076,437
6,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	6,326,250
10,425,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	11,206,875
800,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	889,000
1,000,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	1,121,250
2,500,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	2,506,250
2,800,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	3,066,000
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,350,000
5,250,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	5,604,375
5,850,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	6,006,253
2,700,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	2,976,750
5,650,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	6,087,875
		TOTAL	88,443,098
		Health Care—10.3%
6,450,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	6,353,250
9,150,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	9,504,563
12,069,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	12,868,571
8,025,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	7,784,250
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,189,250
8,800,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	8,074,000
1,825,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	1,560,375
2,000,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	2,137,500
5,650,000	[1,2]	DJO Finance LLC, Series 144A, 9.875%, 4/15/2018	5,607,625
5,550,000		DaVita Inc., 5.75%, 8/15/2022	5,799,750
11,350,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	12,087,750
7,725,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	8,574,750
11,725,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	12,838,875
4,000,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	4,355,000
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,881,125
9,500,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	10,592,500
22,375,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	25,451,562
3,900,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	4,153,500
10,050,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	9,648,000
7,775,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	8,766,313
11,550,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	12,820,500
6,575,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	7,265,375
5,575,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	5,958,281
5,150,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	5,304,500

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$6,025,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	$6,567,250
1,775,000		Universal Hospital Services, Inc., Floating Rate Note—Sr. Secured Note, 4.111%, 6/1/2015	1,766,125
4,250,000	[1,2]	Universal Hospital Services, Inc., Series 144A, 7.625%, 8/15/2020	4,441,250
13,125,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	13,346,484
12,075,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	12,950,438
5,000,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	5,375,000
		TOTAL	240,023,712
		Industrial - Other—3.6%
1,950,000		American Tire Distributors, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/1/2017	2,091,375
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,142,875
6,175,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	6,344,812
6,875,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	7,407,812
5,600,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	5,936,000
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,736,625
5,000,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	5,100,000
4,675,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	4,932,125
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	5,703,375
5,125,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	4,510,000
1,700,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,776,500
4,175,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	4,279,375
2,450,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,535,750
3,600,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	4,086,000
4,400,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,532,000
6,700,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,420,250
6,250,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	6,750,000
666,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	745,088
		TOTAL	84,029,962
		Lodging—0.1%
1,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,286,625
		Media - Cable—1.1%
2,175,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,387,062
1,275,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,429,594
4,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	4,380,000
1,325,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,440,938
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	908,000
3,525,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,833,437
1,525,000	[1,2]	DISH DBS Corporation, Series 144A, 4.625%, 7/15/2017	1,566,938
8,325,000	[1,2]	DISH DBS Corporation, Series 144A, 5.875%, 7/15/2022	8,574,750
1,711,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	1,903,487
		TOTAL	26,424,206
		Media - Non-Cable—6.4%
2,525,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	2,865,875
10,250,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	9,173,750
7,350,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	7,956,375
7,375,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	7,227,500
1,150,000		Clear Channel Worldwide, Series WI-A, 7.625%, 3/15/2020	1,109,750
9,675,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	10,884,375
7,475,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	7,306,813
7,025,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	7,692,375

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$5,237,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	$5,682,145
6,875,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	7,394,062
5,200,000	[3,4]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	182,000
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	6,002,250
2,750,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	2,746,563
2,500,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 7.25%, 10/15/2020	2,700,000
9,282,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	9,699,690
1,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,763,125
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	2,555,625
2,550,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	2,830,500
1,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,444,500
235,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	235,881
4,701,808		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	4,731,194
1,550,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,693,375
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,406,563
3,325,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	3,320,844
1,800,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	1,683,000
9,125,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	10,356,875
4,425,000	[1,2]	Sirius XM Radio Inc., Series 144A, 5.25%, 8/15/2022	4,425,000
3,150,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	3,598,875
8,523,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	8,640,191
6,250,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	6,750,000
4,350,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,828,500
		TOTAL	149,887,571
		Metals & Mining—0.3%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
6,325,000	[1,2]	Penn Virginia Resource Partners LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	6,562,187
		TOTAL	6,562,370
		Packaging—4.3%
9,900,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	10,543,500
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,252,500
2,725,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	3,004,313
3,325,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	3,757,250
7,287,253		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	7,724,488
1,000,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	1,120,000
2,075,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	2,230,625
3,575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,147,000
6,600,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,996,000
9,275,000	[1,2]	Reynolds Group, Series 144A, 5.75%, 10/15/2020	9,286,594
1,000,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	1,085,000
11,500,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	11,471,250
4,500,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	4,590,000
4,900,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	5,022,500
10,150,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	10,847,812
1,850,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	1,961,000
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,356,750
11,875,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	13,359,375
		TOTAL	100,755,957

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Paper—0.4%
$1,850,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	$2,021,125
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,107,500
850,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	935,000
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	2,002,500
4,045,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	4,237,138
		TOTAL	10,303,263
		Restaurants—1.4%
12,665,000		DineEquity Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	14,343,112
9,125,000		NPC International/OPER CO A&B Inc., Series WI, 10.50%, 1/15/2020	10,539,375
7,200,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.889%, 3/15/2014	7,164,000
		TOTAL	32,046,487
		Retailers—4.3%
7,000,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	7,726,250
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,960,000
8,250,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	7,889,062
12,725,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	13,043,125
3,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	4,779,500
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	838,938
8,900,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	9,589,750
2,000,000	[1,2]	Michaels Stores, Inc., Sr. Note, Series 144a, 7.75%, 11/1/2018	2,150,000
9,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	10,230,125
7,100,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	7,597,000
2,275,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,400,976
3,125,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	3,459,634
725,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	775,750
6,175,000		Sally Hldgs. LLC/Sally Cap Inc., Series WI, 6.875%, 11/15/2019	6,900,563
11,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	11,945,875
2,225,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	2,291,750
5,550,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	5,772,000
		TOTAL	101,350,298
		Services—1.4%
7,125,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	7,516,875
7,800,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	8,229,000
5,675,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	5,930,375
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,772,500
3,050,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	3,187,250
3,025,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	3,130,875
		TOTAL	32,766,875
		Technology—14.3%
2,950,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	2,861,500
475,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	484,500
7,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	7,403,060
8,725,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	5,758,500
7,925,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	8,182,562
6,150,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	7,011,000
3,700,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	3,968,250
13,500,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	14,748,750
10,000,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	10,850,000
9,825,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	10,242,562

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$8,150,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	$8,863,125
11,025,000	[1,2]	DataTel Inc., Series 144A, 9.75%, 1/15/2019	11,907,000
10,950,000		Epicor Software Corp., 8.625%, 5/1/2019	11,607,000
1,950,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	2,145,000
5,050,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	5,668,625
1,750,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,813,438
8,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	8,922,250
17,175,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	17,389,687
6,375,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	6,932,813
6,225,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	6,800,813
4,700,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	4,864,500
6,925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	7,634,812
6,250,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	7,031,250
850,000		Iron Mountain, Inc., 5.75%, 8/15/2024	856,375
3,650,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	4,124,500
9,450,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	9,639,000
9,350,000		Lender Processing Services, 5.75%, 4/15/2023	9,537,000
9,725,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	10,211,250
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	7,429,750
5,175,000	[1,2]	Mmodal, Inc. , Series 144A, 10.75%, 8/15/2020	5,097,375
1,975,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	2,004,625
3,850,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	3,994,375
6,462,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	6,639,705
5,525,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	4,033,250
2,600,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	2,886,000
5,750,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,396,875
1,875,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	2,008,594
1,550,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	1,666,250
16,350,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	18,720,750
4,150,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	4,627,250
8,500,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	9,116,250
8,775,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	8,731,125
4,200,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	4,389,000
9,000,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	9,247,500
1,850,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,016,500
9,250,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	9,990,000
3,000,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	3,547,500
7,825,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	8,568,375
5,450,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	5,450,000
		TOTAL	334,020,171
		Transportation—0.3%
3,600,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,816,000
1,300,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,410,500
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,425,000
		TOTAL	6,651,500
		Utility - Electric—1.6%
7,425,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	8,056,125
1,325,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	1,378,000
4,575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, 11.75%, 3/1/2022	4,883,812

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$3,525,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	$3,983,250
861,965	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	679,796
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,834,125
9,425,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	10,249,687
1,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,939,188
1,700,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	1,740,375
1,650,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	1,757,250
2,100,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	1,653,750
		TOTAL	38,155,358
		Utility - Natural Gas—2.8%
3,800,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	4,037,500
4,975,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	5,223,750
7,600,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	8,146,250
5,475,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	6,175,154
1,575,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	1,821,955
11,525,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	13,138,500
3,000,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	3,157,500
4,400,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	4,620,000
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,622,000
731,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	801,359
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,584,938
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,038,219
5,615,000	[1,2]	Suburban Propane Partners LP, Series 144A, 7.375%, 8/1/2021	6,022,087
1,525,000		Targa Resources, Inc., 6.875%, 2/1/2021	1,662,250
1,500,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	1,597,500
		TOTAL	65,648,962
		Wireless Communications—3.3%
1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,289,563
3,475,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3,892,000
2,825,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,079,250
1,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,133,000
11,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	12,554,500
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,780,562
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,967,500
11,375,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	10,521,875
17,350,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	18,087,375
7,300,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	8,778,250
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,844,562
		TOTAL	75,928,437
		Wireline Communications—0.9%
2,150,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	2,179,563
2,250,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	2,370,938
4,350,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	4,714,312
5,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	5,524,312
1,725,000	[1,2]	TW Telecom, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 10/1/2022	1,765,969
4,475,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	4,855,375
		TOTAL	21,410,469
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,133,336,015)	2,240,170,354

Principal Amount or Shares			Value
		COMMON STOCKS—0.1%
		Automotive—0.1%
$51,301	[3]	General Motors Co.	$1,167,098
12,700,000	[1,3,5]	General Motors Co. Escrow Shares	0
12,879	[3]	Motors Liquidation Co.	216,367
		TOTAL	1,383,465
		Metals & Mining—0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	0
		Other—0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,441,659)	1,383,465
		PREFERRED STOCK—0.2%
		Finance - Commercial—0.2%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $1,352,990)	4,022,785
		WARRANTS—0.0%
		Automotive—0.0%
46,637	[3]	General Motors Co., Warrants	642,658
46,637	[3]	General Motors Co., Warrants	385,221
		TOTAL WARRANTS (IDENTIFIED COST $5,097,581)	1,027,879
		MUTUAL FUND—4.5%
105,906,594	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	105,906,594
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $2,252,134,839)[8]	2,352,511,077
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[9]	(16,769,536)
		TOTAL NET ASSETS—100%	$2,335,741,541
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $824,869,426, which represented 35.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $815,890,130, which represented 34.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/8/2011	$2,685,067	$2,541,000
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010 – 2/28/2012	$8,763,469	$5,758,500
CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$787,003	$679,796
General Motors Co. Escrow Shares	4/21/2011	$264,901	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holding.
7	7-Day net yield.

8	At September 30, 2012, the cost of investments for federal tax purposes was $2,247,350,545. The net unrealized appreciation of investments for federal tax purposes was $105,160,532. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $138,936,888 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,776,356.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,239,988,171	$182,183[1]	$2,240,170,354
Equity Securities:
Common Stock
Domestic	1,383,465	—	0[1]	1,383,465
International	—	—	0	0
Preferred Stock
Domestic	—	4,022,785	—	4,022,785
Warrants	1,027,879	—	—	1,027,879
Mutual Fund	105,906,594	—	—	105,906,594
TOTAL SECURITIES	$108,317,938	$2,244,010,956	$182,183	$2,352,511,077
1	Includes $58,500 of a corporate bond security and $190,500 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.

Federated Inflation-Protected Securities Core Fund
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount			Value
		U.S. Treasury—97.2%
		Treasury Securities—97.2%
$2,534,925		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	$2,753,067
7,218,090		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	9,347,990
5,194,665		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,821,529
2,968,112		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	4,336,017
5,712,803		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	7,752,229
2,287,260		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	2,617,054
6,228,000		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	6,600,318
2,094,760		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	2,478,887
5,629,572		U.S. Treasury Inflation-Protected Note, 1.250%, 4/15/2014	5,852,732
3,677,030		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	4,394,683
1,381,250		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,618,922
1,073,050		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,317,605
4,339,930		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,531,667
2,430,980	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	2,592,697
6,475,941		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	7,595,166
1,674,787		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	2,023,666
		TOTAL U.S. TREASURY (IDENTIFIED COST $64,025,069)	72,634,229
		Repurchase Agreement—2.5%
1,896,000		Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776. (AT COST)	1,896,000
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $65,921,069)[2]	74,530,229
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	211,324
		TOTAL NET ASSETS—100%	$74,741,553
At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
4U.S. Treasury Bond 30 Year Short Futures	140	$20,912,500	December 2012	$(18,909)
The average notional value of long and short futures contracts held by the Fund throughout the period was $18,423,341 and $28,417,594, respectively. This is based on amounts held as of each month-end throughout the period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	At September 30, 2012, the cost of investments for federal tax purposes was $65,921,069. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $8,609,160. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,609,160.
3	Assets, other than investments in securities, less liabilities.
4	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
1

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$72,634,229	$—	$72,634,229
Repurchase Agreement	—	1,896,000	—	1,896,000
TOTAL SECURITIES	$—	$74,530,229	$—	$74,530,229
OTHER FINANCIAL INSTRUMENTS*	$(18,909)	$—	$—	$(18,909)
*	Other financial instruments include futures contracts.
3
Federated Mortgage Core Portfolio
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount			Value
		Collateralized Mortgage Obligations—7.1%
		Federal Home Loan Mortgage Corporation—1.5%
$9,258,564	[1]	REMIC 3144 FB, 0.571%, 4/15/2036	$9,287,289
4,818,745	[1]	REMIC 3160 FD, 0.551%, 5/15/2036	4,834,262
1,946,734	[1]	REMIC 3175 FE, 0.531%, 6/15/2036	1,952,207
10,655,628	[1]	REMIC 3179 FP, 0.601%, 7/15/2036	10,696,083
1,395,174	[1]	REMIC 3206 FE, 0.621%, 8/15/2036	1,401,992
6,612,282	[1]	REMIC 3260 PF, 0.521%, 1/15/2037	6,638,267
2,644,812	[1]	REMIC 3296 YF, 0.621%, 3/15/2037	2,652,756
		TOTAL	37,462,856
		Federal National Mortgage Association—1.5%
1,005,214	[1]	REMIC 2005-63 FC, 0.467%, 10/25/2031	1,004,296
7,428,317	[1]	REMIC 2006-104 FY, 0.557%, 11/25/2036	7,453,690
9,948,258	[1]	REMIC 2006-115 EF, 0.577%, 12/25/2036	9,991,060
2,238,195	[1]	REMIC 2006-43 FL, 0.617%, 6/25/2036	2,249,897
3,825,590	[1]	REMIC 2006-58 FP, 0.517%, 7/25/2036	3,836,282
7,933,178	[1]	REMIC 2006-81 FB, 0.567%, 9/25/2036	7,970,422
7,555,292	[1]	REMIC 2006-85 PF, 0.597%, 9/25/2036	7,582,534
		TOTAL	40,088,181
		Non-Agency Mortgage—4.1%
2,301,934		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	2,290,950
3,893,479		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	3,787,059
6,922,684		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	6,547,352
2,411,915		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,081,529
31,396,971	[2,3]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	31,591,337
6,180,752		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	5,843,467
2,505,604		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,160,822
7,075,865		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	7,117,449
16,569,300		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	17,021,590
20,999,670		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	21,301,688
9,192,016		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	8,482,535
		TOTAL	108,225,778
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $186,041,150)	185,776,815
		Mortgage-Backed Securities—94.4%
		Federal Home Loan Mortgage Corporation—24.9%
64,677,342		3.500%, 8/1/2025 - 7/1/2042	69,081,891
113,146,287	[4]	4.000%, 2/1/2020 - 10/1/2042	120,967,801
211,373,108		4.500%, 6/1/2019 - 8/1/2041	227,670,032
129,651,344		5.000%, 7/1/2019 - 5/1/2041	140,664,407
73,718,100		5.500%, 3/1/2021 - 5/1/2040	80,444,287
4,874,012		6.000%, 5/1/2014 - 9/1/2037	5,365,903
7,362,963		6.500%, 7/1/2014 - 4/1/2038	8,248,138
1,527,101		7.000%, 10/1/2020 - 9/1/2037	1,743,198
435,328		7.500%, 12/1/2022 - 5/1/2031	509,392
383,112		8.000%, 3/1/2030 - 3/1/2031	452,496
9,230		8.500%, 9/1/2025	10,987
1

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Federal Home Loan Mortgage Corporation—continued
$459		9.500%, 4/1/2021	$502
		TOTAL	655,159,034
		Federal National Mortgage Association—53.3%
67,000,000	[4]	2.500%, 10/1/2027	70,441,535
233,835,385	[4]	3.000%, 6/1/2027 - 10/1/2042	247,525,777
285,095,645	[4]	3.500%, 11/1/2025 - 10/1/2042	305,460,269
301,179,235	[4]	4.000%, 7/1/2025 - 10/1/2042	325,962,799
192,331,458		4.500%, 12/1/2019 - 1/1/2042	209,130,684
66,731,959		5.000%, 5/1/2023 - 10/1/2041	72,928,958
85,032,062		5.500%, 9/1/2014 - 7/1/2041	93,518,954
53,418,695		6.000%, 12/1/2013 - 9/1/2039	59,156,751
11,116,069		6.500%, 8/1/2014 - 10/1/2038	12,552,930
5,533,833		7.000%, 3/1/2015 - 6/1/2037	6,304,898
511,039		7.500%, 4/1/2015 - 6/1/2033	597,913
154,785		8.000%, 7/1/2023 - 3/1/2031	182,389
4,746		9.000%, 11/1/2021 - 6/1/2025	5,354
		TOTAL	1,403,769,211
		Government National Mortgage Association—16.2%
39,000,000	[4]	3.000%, 10/15/2042 - 10/20/2042	41,774,545
102,227,707	[4]	3.500%, 11/20/2041 - 10/20/2042	111,938,628
73,438,644		4.000%, 7/20/2040 - 10/20/2041	80,997,180
85,980,150		4.500%, 2/15/2039 - 9/20/2041	94,846,024
66,561,439		5.000%, 1/15/2039 - 7/15/2040	73,660,069
11,799,284		5.500%, 12/15/2038 - 2/15/2039	13,136,500
5,862,110		6.000%, 10/15/2028 - 3/15/2040	6,629,190
556,441		6.500%, 10/15/2028 - 2/15/2032	639,391
892,412		7.000%, 11/15/2027 - 12/15/2031	1,036,599
390,071		7.500%, 4/15/2029 - 1/15/2031	458,298
439,161		8.000%, 1/15/2022 - 11/15/2030	520,119
44,412		8.500%, 3/15/2022 - 9/15/2029	51,878
1,641		9.500%, 10/15/2020	1,836
58,264		12.000%, 4/15/2015 - 6/15/2015	62,779
		TOTAL	425,753,036
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,391,344,438)	2,484,681,281
		Adjustable Rate Mortgages—1.1%
		Federal Home Loan Mortgage Corporation ARM—0.5%
13,205,015		Federal Home Loan Mortgage Corp. ARM, 2.429%, 7/1/2034	14,011,511
		Federal National Mortgage Association ARM—0.6%
13,623,488		Federal National Mortgage Association ARM, 3.090%, 8/1/2035	14,551,003
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $28,274,067)	28,562,514
		Repurchase Agreements—18.8%
91,928,000	[1]	Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776.	91,928,000
116,005,000	[1,5]	Interest in $209,041,000 joint repurchase agreement 0.15%, dated 9/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $209,065,388 on 10/18/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2041 and the market value of those underlying securities was $214,295,013.	116,005,000
2

Principal Amount			Value
		Repurchase Agreements—continued
$195,319,000	[1,5]	Interest in $260,224,000 joint repurchase agreement 0.17%, dated 9/13/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $260,258,407 on 10/11/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $265,944,012.	$195,319,000
90,753,000	[1,5]	Interest in $177,464,000 joint repurchase agreement 0.20%, dated 9/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $177,491,606 on 10/16/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $181,026,353.	90,753,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	494,005,000
		TOTAL INVESTMENTS—121.4% (IDENTIFIED COST $3,099,664,655) [6]	3,193,025,610
		OTHER ASSETS AND LIABILITIES - NET—(21.4)%[7]	(561,855,577)
		TOTAL NET ASSETS—100%	$2,631,170,033
At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Treasury Note 10-Year Short Futures	900	$120,135,938	December 2012	$(677,025)
The average notional value of short futures contracts held by the Fund throughout the period was $123,031,406. This is based on amounts held as of each month-end throughout the period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, this restricted security amounted to $31,591,337, which represented 1.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, this liquid restricted security amounted to $31,591,337, which represented 1.2% of total net assets.
4	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At September 30, 2012, the cost of investments for federal tax purposes was $3,099,664,655. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $93,360,955. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $95,230,576 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,869,621.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2012.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
3

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$185,776,815	$—	$185,776,815
Mortgage-Backed Securities	—	2,484,681,281	—	2,484,681,281
Adjustable Rate Mortgages	—	28,562,514	—	28,562,514
Repurchase Agreements	—	494,005,000	—	494,005,000
TOTAL SECURITIES	$—	$3,193,025,610	$—	$3,193,025,610
OTHER FINANCIAL INSTRUMENTS*	$(677,025)	$—	$—	$(677,025)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak_

Richard A. Novak, Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012